UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04985

Templeton Emerging Markets Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period:  11/30/16

Item 1. Schedule of Investments.

TEMPLETON EMERGING MARKETS FUND

Statement of Investments, November 30, 2016 (unaudited)
	Industry	Shares	Value

Common Stocks 90.7%
Argentina 0.2%
MercadoLibre Inc	Internet Software & Services	2,800	$441,896
Brazil 3.0%
Cia Hering	Specialty Retail	719,900	3,570,789
Lojas Americanas SA	Multiline Retail	395,760	1,507,045
M Dias Branco SA	Food Products	36,400	1,258,139
Mahle-Metal Leve SA	Auto Components	104,000	632,295
Totvs SA	Software	56,700	360,301
			7,328,569
Cambodia 0.2%
NagaCorp Ltd	Hotels, Restaurants & Leisure	730,000	448,924
China 18.4%
[a] Alibaba Group Holding Ltd., ADR	Internet Software & Services	53,090	4,991,522
[a] Baidu Inc., ADR.	Internet Software & Services	18,032	3,010,442
Bloomage Biotechnology Corp. Ltd	Chemicals	612,100	961,172
Brilliance China Automotive Holdings Ltd	Automobiles	12,871,700	18,021,757
China Petroleum and Chemical Corp., H.	Oil, Gas & Consumable Fuels	7,033,000	4,914,409
COSCO Shipping Ports Ltd	Transportation Infrastructure	432,762	453,040
Guangzhou Automobile Group Co. Ltd., H	Automobiles	378,034	495,172
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	1,047,400	999,220
NetEase Inc., ADR.	Internet Software & Services	13,221	2,962,826
Ping An Insurance Group Co. of China Ltd., A.	Insurance	246,200	1,299,844
Tencent Holdings Ltd	Internet Software & Services	105,900	2,644,582
Uni-President China Holdings Ltd	Food Products	2,788,000	1,944,560
Weifu High-Technology Co. Ltd., B	Auto Components	173,449	442,536
Win Hanverky Holdings Ltd	Textiles, Apparel & Luxury Goods	11,592,800	2,032,632
			45,173,714
Czech Republic 0.3%
[a] Moneta Money Bank AS	Banks	243,000	793,054
Hong Kong 1.9%
Dairy Farm International Holdings Ltd	Food & Staples Retailing	330,300	2,312,100
MGM China Holdings Ltd	Hotels, Restaurants & Leisure	782,800	1,737,863
Victory City International Holdings Ltd	Textiles, Apparel & Luxury Goods	17,772,160	664,461
			4,714,424
Hungary 1.1%
Richter Gedeon Nyrt	Pharmaceuticals	141,930	2,834,273
India 6.2%
Bajaj Holdings & Investment Ltd	Diversified Financial Services	19,129	595,621
Coal India Ltd	Oil, Gas & Consumable Fuels	193,150	869,118
Glenmark Pharmaceuticals Ltd	Pharmaceuticals	66,842	853,381
ICICI Bank Ltd	Banks	1,269,950	4,917,234
Infosys Ltd	IT Services	132,286	1,881,704
Oil & Natural Gas Corp. Ltd	Oil, Gas & Consumable Fuels	241,780	1,018,488
Reliance Industries Ltd	Oil, Gas & Consumable Fuels	156,200	2,254,894
Tata Chemicals Ltd	Chemicals	171,500	1,198,809
Tata Consultancy Services Ltd	IT Services	18,210	604,338
Tata Motors Ltd., A	Automobiles	249,422	1,083,411
			15,276,998

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

TEMPLETON EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Industry	Shares	Value

Common Stocks (continued)
Indonesia 4.6%
Astra International Tbk PT	Automobiles	12,241,000	$6,819,373
Bank Danamon Indonesia Tbk PT	Banks	14,835,785	3,557,742
Perusahaan Gas Negara (Persero) Tbk PT	Gas Utilities	5,316,500	1,039,567
			11,416,682
Jordan 0.2%
Arab Potash Co. PLC	Chemicals	22,241	549,703
Kenya 0.4%
Equity Group Holdings Ltd	Banks	2,939,100	873,357
Mexico 0.9%
America Movil SAB de CV, L, ADR	Wireless Telecommunication Services	101	1,223
Grupo Financiero Santander Mexico SAB de CV, B, ADR	Banks	169,298	1,186,779
Nemak SAB de CV	Auto Components	1,131,700	1,040,113
[a] Telesites SAB de CV	Diversified Telecommunication Services	100	58
			2,228,173
Nigeria 0.0%†
Nigerian Breweries PLC	Beverages	129,725	59,799
Pakistan 1.7%
MCB Bank Ltd	Banks	1,924,810	4,084,599
Peru 3.1%
Compania de Minas Buenaventura SA, ADR.	Metals & Mining	681,965	7,617,549
Philippines 0.2%
BDO Unibank Inc	Banks	217,300	488,320
Russia 9.1%
Gazprom PAO, ADR	Oil, Gas & Consumable Fuels	928,744	4,280,581
LUKOIL PJSC, ADR	Oil, Gas & Consumable Fuels	101,006	4,949,294
LUKOIL PJSC, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	89,660	4,393,340
[a,b] Mail.ru Group Ltd., GDR, Reg S	Internet Software & Services	140,028	2,520,504
MMC Norilsk Nickel PJSC, ADR	Metals & Mining	202,700	3,401,306
[b] TMK PAO, GDR, Reg S	Energy Equipment & Services	165,233	749,332
[a] Yandex NV, A	Internet Software & Services	109,621	2,083,895
			22,378,252
South Africa 5.7%
Massmart Holdings Ltd	Food & Staples Retailing	137,533	1,118,035
MTN Group Ltd	Wireless Telecommunication Services	110,372	887,051
Naspers Ltd., N	Media	82,414	12,023,375
			14,028,461
South Korea 13.5%
Daelim Industrial Co. Ltd	Construction & Engineering	39,518	2,563,968
Fila Korea Ltd	Textiles, Apparel & Luxury Goods	8,190	465,997
Hankook Tire Co. Ltd	Auto Components	17,600	810,096
Hanon Systems	Auto Components	152,840	1,266,809
Hite Jinro Co. Ltd	Beverages	51,520	951,611
Hyundai Development Co-Engineering & Construction	Construction & Engineering	106,250	3,726,519
Hyundai Wia Corp	Auto Components	13,400	782,920
iMarketkorea Inc	Trading Companies & Distributors	51,372	449,353
Interpark Holdings Corp	Internet & Direct Marketing Retail	110,746	446,731
KT Skylife Co. Ltd	Media	59,360	904,863
POSCO	Metals & Mining	2,300	487,330
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	10,120	15,005,452
SK Hynix Inc	Semiconductors & Semiconductor Equipment	99,500	3,624,972

|2

TEMPLETON EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Industry	Shares	Value

Common Stocks (continued)
South Korea (continued)
SK Innovation Co. Ltd	Oil, Gas & Consumable Fuels	9,597	$1,242,881
Youngone Corp	Textiles, Apparel & Luxury Goods	17,230	403,117
			33,132,619
Taiwan 9.8%
Catcher Technology Co. Ltd	Technology Hardware, Storage & Peripherals	265,000	1,920,891
Hon Hai Precision Industry Co. Ltd	Electronic Equipment, Instruments
	& Components	1,948,140	5,001,956
Largan Precision Co. Ltd	Electronic Equipment, Instruments
	& Components	16,000	1,848,639
Pegatron Corp	Technology Hardware, Storage & Peripherals	707,000	1,680,224
Taiwan Semiconductor Manufacturing Co. Ltd	Semiconductors & Semiconductor Equipment	2,376,000	13,614,554
			24,066,264
Thailand 4.8%
Kasikornbank PCL, fgn	Banks	583,800	2,779,222
Kiatnakin Bank PCL, fgn	Banks	1,777,500	2,750,123
Land and Houses PCL, fgn	Real Estate Management & Development	3,829,058	997,206
PTT Exploration and Production PCL, fgn	Oil, Gas & Consumable Fuels	454,047	1,048,974
Siam Commercial Bank PCL, fgn	Banks	493,200	2,023,349
Thai Beverage PCL, fgn	Beverages	2,347,000	1,432,745
Univanich Palm Oil PCL, fgn	Food Products	5,236,000	901,747
			11,933,366
Turkey 0.7%
Akbank TAS	Banks	766,307	1,683,848
United Kingdom 3.8%
Unilever PLC	Personal Products	234,416	9,370,913
United States 0.9%
[a] IMAX Corp	Media	66,782	2,133,685
Total Common Stocks (Cost $191,539,906)			223,057,442

Participatory Notes 1.4%
Saudi Arabia 1.4%
HSBC Bank PLC,
Saudi Basic Industries Corp., 1/22/18	Chemicals	130,945	3,307,706
[c] Savola Al-Azizia United Co., 144A, 2/06/17	Food Products	2,000	20,581
			3,328,287
Total Participatory Notes
(Cost $2,918,068)			3,328,287

Preferred Stocks 4.7%
Brazil 4.7%
[d] Banco Bradesco SA, 6.314%, ADR, pfd	Banks	447,651	3,872,181
[d] Itau Unibanco Holding SA, 3.79%, ADR, pfd	Banks	751,498	7,770,490
			11,642,671
Total Preferred Stocks (Cost $6,424,060)			11,642,671
Total Investments before Short Term
Investments (Cost $200,882,034)			238,028,400

|3

TEMPLETON EMERGING MARKETS FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Shares	Value
Short Term Investments (Cost $7,479,920) 3.0%
Money Market Funds 3.0%
United States 3.0%
[a,e] Institutional Fiduciary Trust Money Market Portfolio	7,479,920	$7,479,920
Total Investments (Cost $208,361,954)
99.8%		245,508,320
Other Assets, less Liabilities 0.2%		473,831
Net Assets 100.0%		$245,982,151

See Abbreviations on page 7.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At November 30, 2016, the aggregate value of these securities was $3,269,836, representing 1.3% of net assets.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
November 30, 2016, the value of this security was $20,581, representing less than 0.1% of net assets.
dVariable rate security. The rate shown represents the yield at period end.
eSee Note 5 regarding investments in affiliated management investment companies.

|4

TEMPLETON EMERGING MARKETS FUND

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Emerging Markets Fund (Fund) is registered under the Investment Company Act of 1940 as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded

|5

TEMPLETON EMERGING MARKETS FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At November 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments.	$211,518,233

Unrealized appreciation	$61,997,607
Unrealized depreciation	(28,007,520)
Net unrealized appreciation (depreciation)	$33,990,087

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended November 30, 2016, the Fund held investments in affiliated management investment companies as follows:

% of
				Number of				Affiliated
	Number of			Shares				Fund Shares
	Shares Held			Held	Value			Outstanding
	at Beginning	Gross	Gross	at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio	11,481,700	11,005,813	(15,007,593)	7,479,920	$7,479,920	$ –	$ –	0.0%[a]

[a]Rounds to less than 0.1%.

|6

TEMPLETON EMERGING MARKETS FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2016, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments:[a]
Russia	$9,747,071	$12,631,181	$—	$22,378,252
All Other Equity Investments[b]	212,321,861	—	—	212,321,861
Participatory Notes	—	3,328,287	—	3,328,287
Short Term Investments	7,479,920	—	—	7,479,920
Total Investments in Securities	$229,548,852	$15,959,468	$—	$245,508,320

aIncludes common and preferred stocks.
bFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Selected Portfolio

ADR GDR	American Depositary Receipt Global Depositary Receipt

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|7

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Emerging Markets Fund

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 26, 2017

By /s/MARK H. OTANI

   Mark H. Otani

   Chief Financial Officer and

   Chief Accounting Officer

Date January 26, 2017